Money Market Obligations Trust

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

July 29, 2019

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:	MONEY MARKET OBLIGATIONS TRUST (the “Registrant”)

Federated Municipal Obligations Fund

Automated Shares

Investment Shares

Wealth Shares

Service Shares

Cash II Shares

Cash Series Shares

Capital Shares

Federated Tax-Free Obligations Fund

Wealth Shares

Advisor Shares

Service Shares

(the “Funds”)

1933 Act File No. 33-31602

1940 Act File No. 811-5950

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated July 29, 2019, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 226 on July 25, 2019.

If you have any questions regarding this certification, please contact me at (412) 288-1474.

Very truly yours,

/s/ George F. Magera

George F. Magera

Assistant Secretary